Equity Method Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments
7.	Equity method investments

In December 2021, the Company had entered into an agreement with industry experts to establish a company, Met Chain Co Limited under the laws of Hong Kong (the “2021 agreement”), specializing in the research and development (“R&D”), production, and sales of cryptocurrency mining equipment. Upon the formation of the company, the Company held 21% of the equity interests in the company, with the option to acquire the equity interests held by the other parties to the 2021 agreement under certain conditions as set forth in the 2021 agreement. In November 2022, the Company had entered into an equity transfer agreement with each of the four other equity holders of Met Chain Co Limited to acquire a total of 3.3% of the equity interests in Met Chain Co Limited from the four equity holders, in consideration for 3,532,841 ordinary shares of the Company, par value $0.003 per share, valued at RMB7,120,478. As of December 31,2022, the company held 24.3% of the equity interests in Met Chain Co Limited. The Group recognized gain on equity method investments of RMB83,000 for the year ended December 31, 2022.